Summary of Significant Accounting Policies (Details 3) - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Revenues		$ 89,415,798	$ 64,932,937	$ 48,938,593
Cost of revenues		(58,296,097)	(41,178,356)	(31,277,255)
Income (loss) before income tax and share of income (loss) in equity investees		3,707,459	(3,100,645)	2,602,770
Provision (benefits) for income taxes		835,444	186,615	(112,128)
Income (loss) before share of income (loss) in equity investees		2,872,015	(3,287,260)	2,714,898
Net income (loss)		3,079,378	(3,432,589)	2,714,898
Net income (loss) attributable to CLPS Incorporation's shareholders		$ 2,938,239	$ (3,269,776)	$ 2,434,463
Basic earnings per common share	[1]	$ 0.2	$ (0.24)	$ 0.21
Diluted earnings per common share	[1]	$ 0.2	$ (0.24)	$ 0.21
Balances under ASC 605 [Member]
Property, Plant and Equipment [Line Items]
Revenues		$ 88,986,532
Cost of revenues		(57,937,842)
Income (loss) before income tax and share of income (loss) in equity investees		3,636,448
Provision (benefits) for income taxes		824,792
Income (loss) before share of income (loss) in equity investees		2,811,656
Net income (loss)		3,019,019
Net income (loss) attributable to CLPS Incorporation's shareholders		$ 2,877,880
Basic earnings per common share		$ 0.2
Diluted earnings per common share		$ 0.2
Balances under ASC 606 (As reported) [Member]
Property, Plant and Equipment [Line Items]
Revenues		$ 89,415,798
Cost of revenues		(58,296,097)
Income (loss) before income tax and share of income (loss) in equity investees		3,707,459
Provision (benefits) for income taxes		835,444
Income (loss) before share of income (loss) in equity investees		2,872,015
Net income (loss)		3,079,378
Net income (loss) attributable to CLPS Incorporation's shareholders		$ 2,938,239
Basic earnings per common share		$ 0.2
Diluted earnings per common share		$ 0.2
Effect of change higher/(lower) [Member]
Property, Plant and Equipment [Line Items]
Revenues		$ 429,266
Cost of revenues		(358,255)
Income (loss) before income tax and share of income (loss) in equity investees		71,011
Provision (benefits) for income taxes		10,652
Income (loss) before share of income (loss) in equity investees		60,359
Net income (loss)		60,359
Net income (loss) attributable to CLPS Incorporation's shareholders		$ 60,359
Basic earnings per common share
Diluted earnings per common share

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).